Schedule of Investments
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.13%
Australia–0.55%
CSL Ltd.	107,242	$20,683,030
Brazil–2.34%
B3 S.A. - Brasil, Bolsa, Balcao	5,238,602	63,708,181
Banco Bradesco S.A., ADR	5,917,992	24,973,926
		88,682,107
Canada–6.28%
Canadian National Railway Co.	908,384	88,732,661
CGI, Inc., Class A(a)	1,708,545	122,032,551
Suncor Energy, Inc.	1,758,287	27,658,447
		238,423,659
China–10.35%
Alibaba Group Holding Ltd., ADR(a)	471,616	118,385,048
China Mengniu Dairy Co. Ltd.(a)	9,299,000	43,578,555
Kweichow Moutai Co. Ltd., A Shares	107,274	25,806,819
New Oriental Education & Technology Group, Inc., ADR(a)	327,852	45,964,850
Tencent Holdings Ltd.	1,011,900	69,269,245
Wuliangye Yibin Co. Ltd., A Shares	1,075,676	33,540,602
Yum China Holdings, Inc.	1,095,044	56,110,055
		392,655,174
Denmark–3.10%
Carlsberg A/S, Class B	507,753	74,865,313
Novo Nordisk A/S, Class B	648,063	42,757,036
		117,622,349
France–5.19%
EssilorLuxottica S.A.(a)	332,641	44,194,617
LVMH Moet Hennessy Louis Vuitton SE	54,848	23,830,370
Pernod Ricard S.A.	232,576	40,158,560
Schneider Electric SE	760,522	88,606,258
		196,789,805
Germany–8.22%
Allianz SE	221,651	46,231,420
Beiersdorf AG	317,791	37,868,151
Deutsche Boerse AG	506,288	92,563,233
Knorr-Bremse AG	331,129	38,745,409
SAP SE	609,481	96,414,057
		311,822,270
Hong Kong–1.58%
AIA Group Ltd.	6,683,800	59,896,434
India–1.36%
HDFC Bank Ltd., ADR	1,101,904	51,514,012
Ireland–2.60%
Flutter Entertainment PLC(a)	200,417	30,100,545
ICON PLC(a)	370,278	68,671,758
		98,772,303
Italy–2.48%
FinecoBank Banca Fineco S.p.A.(a)	6,448,587	94,006,083
Shares		Value
Japan–12.36%
Asahi Group Holdings Ltd.	1,871,900	$61,446,381
FANUC Corp.	266,012	44,700,263
Hoya Corp.	860,700	84,928,940
Kao Corp.	455,100	33,011,845
Keyence Corp.	118,700	49,884,245
Koito Manufacturing Co. Ltd.	828,200	32,598,108
Komatsu Ltd.	2,413,000	47,604,445
Nidec Corp.	389,200	31,145,507
SMC Corp.	95,400	49,769,808
Sony Corp.	434,000	33,654,767
		468,744,309
Macau–1.78%
Galaxy Entertainment Group Ltd.	9,919,090	67,665,329
Mexico–1.97%
Wal-Mart de Mexico S.A.B. de C.V., Series V	31,768,945	74,558,167
Netherlands–4.82%
ASML Holding N.V.	87,227	30,812,413
Prosus N.V.(a)	682,440	66,361,328
Wolters Kluwer N.V.	1,081,695	85,523,464
		182,697,205
Singapore–0.73%
United Overseas Bank Ltd.	1,971,366	27,697,807
South Korea–3.44%
NAVER Corp.	258,450	65,394,229
Samsung Electronics Co. Ltd.	1,340,904	65,264,756
		130,658,985
Sweden–3.78%
Investor AB, Class B	1,675,852	99,063,299
Sandvik AB(a)	2,372,580	44,224,956
		143,288,255
Switzerland–10.17%
Alcon, Inc.(a)	720,965	43,565,356
Kuehne + Nagel International AG(a)	407,586	70,191,152
Logitech International S.A.	505,208	36,816,716
Nestle S.A.	739,998	87,671,454
Novartis AG	849,686	70,370,030
Roche Holding AG	223,421	77,305,552
		385,920,260
Taiwan–3.17%
Taiwan Semiconductor Manufacturing Co. Ltd.	8,228,887	120,431,514
United Kingdom–3.56%
British American Tobacco PLC	1,082,599	35,928,148
Linde PLC	240,745	59,009,007
RELX PLC	1,897,705	40,286,400
		135,223,555

See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Shares		Value
United States–7.30%
Amcor PLC, CDI	4,648,431	$47,989,204
Booking Holdings, Inc.(a)	31,420	52,224,124
Broadcom, Inc.	309,261	97,958,422
Philip Morris International, Inc.	1,026,089	78,813,896
		276,985,646
Total Common Stocks & Other Equity Interests (Cost $2,351,905,866)		3,684,738,258
Money Market Funds–2.48%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(b)(c)	32,594,669	32,594,669
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(b)(c)	24,339,253	$24,353,857
Invesco Treasury Portfolio, Institutional Class, 0.07%(b)(c)	37,251,051	37,251,051
Total Money Market Funds (Cost $94,176,175)		94,199,577
TOTAL INVESTMENTS IN SECURITIES—99.61% (Cost $2,446,082,041)		3,778,937,835
OTHER ASSETS LESS LIABILITIES–0.39%		14,929,510
NET ASSETS–100.00%		$3,793,867,345
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$28,006,209	$402,883,402	$(398,294,942)	$-	$-	$32,594,669	$309,696
Invesco Liquid Assets Portfolio, Institutional Class	20,021,672	289,015,233	(284,703,993)	14,997	5,948	24,353,857	298,008
Invesco Treasury Portfolio, Institutional Class	32,007,096	460,438,174	(455,194,219)	-	-	37,251,051	340,053
Total	$80,034,977	$1,152,336,809	$(1,138,193,154)	$14,997	$5,948	$94,199,577	$947,757

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$20,683,030	$—	$20,683,030
Brazil	88,682,107	—	—	88,682,107
Canada	238,423,659	—	—	238,423,659
China	220,459,953	172,195,221	—	392,655,174
Denmark	—	117,622,349	—	117,622,349
France	—	196,789,805	—	196,789,805
Germany	—	311,822,270	—	311,822,270
Hong Kong	—	59,896,434	—	59,896,434
India	51,514,012	—	—	51,514,012
Ireland	68,671,758	30,100,545	—	98,772,303
Italy	—	94,006,083	—	94,006,083
Japan	—	468,744,309	—	468,744,309
Macau	—	67,665,329	—	67,665,329
Mexico	74,558,167	—	—	74,558,167
Netherlands	—	182,697,205	—	182,697,205
Singapore	—	27,697,807	—	27,697,807
South Korea	—	130,658,985	—	130,658,985
Sweden	—	143,288,255	—	143,288,255
Switzerland	—	385,920,260	—	385,920,260
Taiwan	—	120,431,514	—	120,431,514
United Kingdom	59,009,007	76,214,548	—	135,223,555
United States	228,996,442	47,989,204	—	276,985,646
Money Market Funds	94,199,577	—	—	94,199,577
Total Investments	$1,124,514,682	$2,654,423,153	$—	$3,778,937,835
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco International Growth Fund